Credit Facilities - Financial Covenants (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Senior Secured Debt, as defined	$ 666,200
Credit facilities - principal	649,221	$ 505,412
Outstanding letters of credit	15,000	15,200
Bank EBITDA, as defined	414,900
Financing and interest expenses, as defined	106,100
Cost
Disclosure of detailed information about borrowings [line items]
Credit facilities - principal	$ 651,173	$ 506,471
Position as at December 31, 2020
Disclosure of detailed information about borrowings [line items]
Senior Secured Debt to Bank EBITDA (Maximum Ratio)	1.6
Interest Coverage (Minimum Ratio)	3.9
Covenant
Disclosure of detailed information about borrowings [line items]
Senior Secured Debt to Bank EBITDA (Maximum Ratio)	3.5
Interest Coverage (Minimum Ratio)	2.0